Provisions for employees' benefits (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	2025	2024
Post–employment benefits
Healthcare	9,004	11,450
Pension	1,980	2,788
Education	433	470
Bonds	285	350
Other plans	166	167
Termination benefits – Voluntary retirement plan	828	906
	12,696	16,131
Social benefits and salaries	1,219	1,206
Other employee benefits	38	40
	13,953	17,377
Current	3,481	3,369
Non–current	10,472	14,008
	13,953	17,377

Schedule of net defined benefit liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2025:

	Pension and bonds	Other	Total
Liabilities for employee benefits
Opening balance	14,831	13,030	27,861
Current service cost	6	173	179
Past service cost	—	110	110
Interest expense	1,273	1,100	2,373
Gains from financial assumptions	(1,054)	(3,118)	(4,172)
Benefits paid	(1,301)	(837)	(2,138)
Foreign currency translation	13	—	13
Closing balance	13,768	10,458	24,226

Plan assets
Opening balance	11,693	37	11,730
Return on assets	989	2	991
Contributions to funds	67	825	892
Benefits paid	(1,301)	(837)	(2,138)
Actuarial gains	53	2	55
Closing balance	11,501	29	11,530
Net post–employment benefits liability	2,267	10,429	12,696

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2024:

	Pension and bonds	Other	Total
Liabilities for employee benefits
Opening balance	16,412	12,750	29,162
Current service cost	34	174	208
Past service cost	—	217	217
Interest expense	1,163	928	2,091
Gains from financial assumptions	(1,520)	(298)	(1,818)
Benefits paid	(1,232)	(742)	(1,974)
Foreign currency translation	(26)	1	(25)
Closing balance	14,831	13,030	27,861

Plan assets
Opening balance	11,974	37	12,011
Return on assets	848	2	850
Payments and contributions to funds	(1,183)	(4)	(1,187)
Actuarial gains	54	2	56
Closing balance	11,693	37	11,730
Net post–employment benefits liability	3,138	12,993	16,131

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

	2025	2024	2023
Recognized in profit or loss
Interest expense, net of return on plan assets	1,382	1,241	1,088
Current service cost	179	208	115
Past service cost	110	217	107
	1,671	1,666	1,310
Recognized in other comprehensive income
Pension and pension bonds	3,035	259	(2,664)
Healthcare	1,132	1,404	(1,714)
Other	68	19	(82)
	4,235	1,682	(4,460)
Deferred tax	(1,880)	(374)	1,726
	2,355	1,308	(2,734)

Schedule of fair value of plan assets

The following is the composition of the plan assets by type of investment as of December 31, 2025, and 2024:

	2025	2024
Securities denominated in local currency	3,242	1,930
Bonds issued by the national government	3,090	3,190
Other foreign currency denominated securities	3,046	2,935
Bonds issued by private entities	1,705	2,932
Other public bonds	—	231
Variable yield bonds	223	—
Others	224	512
	11,530	11,730
The following is the balance of plan assets by fair value hierarchy level as of December 31, 2025, and 2024:

	Level 1		Level 2 (1)		Total
	2025	2024	2025	2024	2025	2024
Securities denominated in local currency	330	29	2,912	1,901	3,242	1,930
Bonds issued by the national government	1,981	3,190	1,109	—	3,090	3,190
Other foreign currency denominated securities	3,042	2,917	4	18	3,046	2,935
Bonds issued by private entities	14	111	1,691	2,821	1,705	2,932
Other public bonds	—	231	—	—	—	231
Variable yield bonds	223	—	—	—	223	—
Other	—	337	224	175	224	512
	5,590	6,815	5,940	4,915	11,530	11,730
(1)	The valuation techniques and inputs used in the fair value measurement of level 2 instruments consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings.

Schedule of fair value hierarchy of plan assets

	2025	2024

AAA	6,525	6,696
Nation	4,029	4,293
AA+	380	344
AA	159	124
BB+	145	—
F1+	16	45
BRC1+	8	32
Other ratings	44	114
Rating not available	224	82
	11,530	11,730

Schedule of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks

2025	Pension	Bonds	Health	Education	Others
Discount rate	9.9%-12%	10.00%	10.25%-12.5%	4%-10.25%	9.85%-12.87%
Salary growth rate	3%	N/A	4%	N/A	3.0%-4.94%
Expected inflation rate	3.0%-4.0%	3.30%	3.30%	3.30%	3.30%
Pension growth rate	3.0%-3.30%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	10.00%	4.30%	N/A
Long–term rate	N/A	N/A	4.0%-4.30%	4.30%	N/A

2024	Pension	Bonds	Health	Education	Others
Discount rate	6.85%-10.9%	8.75%	8.75%-11.2%	9.0%-11.0%	5.7%-11.6%
Salary growth rate	2.0%-3.0%	N/A	3.0%-4.0%	N/A	4.0-5.0%
Expected inflation rate	3.0%-4.0%	3.0%	3.0%	3.0%	3.0%
Pension growth rate	3.0%-3.3%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	13.5%	4.0%	N/A
Long–term rate	N/A	N/A	4.0%	4.0%	N/A

N/A: Not applicable for this benefit.

Schedule of maturity profile of defined benefit obligation

Year	Pension and bonds	Other benefits	Total
2026	1,428	806	2,234
2027	1,471	834	2,305
2028	1,493	869	2,362
2029	1,436	893	2,329
2030 and beyond	1,459	923	2,382

Schedule of sensitivity analysis for actuarial assumptions

The following sensitivity analysis as of December 31, 2025 shows the effect of such possible changes on defined benefit obligation, while keeping the other assumptions constant:

	Pension	Bonds	Health	Education	Other
Discount rate
–50 basis points	12,977	1,132	9,307	400	994
+50 basis points	12,016	1,092	8,359	374	963
Inflation rate
–50 basis points	11,957	1,093	N/A	N/A	858
+50 basis points	13,038	1,131	N/A	N/A	880
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	106
+50 basis points	N/A	N/A	N/A	N/A	113
Cost trend
–50 basis points	N/A	N/A	8,359	374	N/A
+50 basis points	N/A	N/A	9,305	394	N/A